Risk Management Arising From Financial Instruments (Schedule of Exposure to Credit Risk by Aging Receivables) (Details)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Total	100.00%	100.00%
Not Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	77.00%	88.00%
Less Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	11.00%	4.00%
Less Than 60 Days Past Due, More Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1.00%	2.00%
More Than 60 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	11.00%	6.00%